Commitments and Contingencies (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended			11 Months Ended	22 Months Ended
	Jan. 25, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 25, 2021 USD ($)	Mar. 23, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Nov. 30, 2017 USD ($)	Oct. 18, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Increase (Decrease) in Deposits Outstanding						$ 4,965	$ 4,435
Other Assets, Noncurrent		$ 21,315				21,315				$ 18,850
Contractual Obligation		59,403				59,403
Deposits Assets, Noncurrent		3,599				$ 3,599				0
Navios Azimuth [Member]
Related Party Transaction [Line Items]
Vessel year built					2011
Vessel type					Capesize
Vessel capacity in DWT					179,169
Purchase price					$ 30,000
Navios Libra [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT						82,011
Date of delivery						Jul. 24, 2019
Increase (Decrease) in Deposits Outstanding								$ 5,540
Other Assets, Noncurrent		6,650				$ 6,650						$ 2,770	$ 2,770
Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Deposits Outstanding									$ 12,328
Other Assets, Noncurrent		$ 13,564				$ 13,564				10,034	$ 1,434
Date of charter-in agreement						Oct. 18, 2019
Number of vessels		2				2
Contractual Obligation										$ 860
Navios Amitie [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT						82,002
Date of delivery						May 28, 2021
Navios Star [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT						81,994
Date of delivery						Jun. 10, 2021
Three Capesize Vessels [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT						180,000
Increase (Decrease) in Deposits Outstanding	$ 10,500
Number of vessels		3				3
Date of expected delivery of vessel						second half of 2022
Panamax Vessel I [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT						81,000
Purchase price				$ 31,580
Increase (Decrease) in Deposits Outstanding						$ 12,632
Contractual Obligation		$ 18,948				$ 18,948
Date of expected delivery of vessel						second half of 2022
Repayment installments						4
Repayments of Debt		3,158
Deposits Assets, Noncurrent		$ 3,158				$ 3,158
Capesize Vessels [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT			180,000			180,000
Increase (Decrease) in Deposits Outstanding			$ 3,500			$ 12,000
Number of vessels		1	1			1
Date of expected delivery of vessel			first half of 2023			second half of 2022
Panamax Vessel II [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT						81,000
Purchase price						$ 34,300
Increase (Decrease) in Deposits Outstanding						13,720
Contractual Obligation		$ 20,580				$ 20,580
Date of expected delivery of vessel						first half of 2023
Repayment installments						4
Navios Holdings [Member] | Navios Azimuth [Member]
Related Party Transaction [Line Items]
Vessel year built						2011
Vessel type						Capesize
Vessel capacity in DWT						179,169
Purchase price						$ 30,000
Date of delivery						Jul. 09, 2021